Non-current financial assets (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Non-current financial assets
Security rental deposits	SFr 68,911	SFr 54,404
Total non-current financial assets	SFr 68,911	SFr 54,404